Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [line items]
Deductible Duty		$ (26,159,947)	$ (51,920,424)	$ (44,270,598)
Total duties, taxes and other	$ 13,000,786	219,999,281	320,180,839	307,348,122
PEMEX
Disclosure of income taxes [line items]
Expected income tax expense		102,495,110	163,937,963	69,725,125
Tax effect of inflation-net		(27,144,892)	(23,533,416)	30,058,116
Fiscal updating of pipelines, properties and equipment		600,688	0	0
Deductible Duty		(62,163,857)	(119,437,113)	(90,346,164)
Unrecognized deferred tax change		(29,256,451)	(99,334,219)	(20,941,629)
Expected expenses from contracts		0	0	1,311,975
Retirement benefits		8,727,606	7,930,425	1,101,292
Non-deductible expenses		12,284,337	16,019,493	3,113,625
Others-net		380,816	(16,822,377)	6,498,500
Total duties, taxes and other		$ 5,923,357	$ (71,239,244)	$ 520,840